Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2013	Gross Cost	Accumulated Depreciation	Net Cost
Land	94	—	94
Buildings	987	(429)	558
Facilities & leasehold improvements	3,218	(2,826)	392
Machinery and equipment	14,684	(12,728)	1,956
Computer and R&D equipment	463	(414)	49
Other tangible assets	137	(121)	16
Construction in progress	91	—	91

Total	19,674	(16,518)	3,156

December 31, 2012	Gross Cost	Accumulated Depreciation	Net Cost
Land	93	—	93
Buildings	966	(395)	571
Facilities & leasehold improvements	3,151	(2,649)	502
Machinery and equipment	14,553	(12,363)	2,190
Computer and R&D equipment	504	(451)	53
Other tangible assets	165	(145)	20
Construction in progress	52	—	52

Total	19,484	(16,003)	3,481